Indebtedness - Senior Debt Notes - Additional Information (Detail) $ in Thousands, kr in Millions					1 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($) Vessel	Nov. 15, 2013 USD ($)	Sep. 30, 2013 USD ($)	Aug. 15, 2011 USD ($)	May 27, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2014 NOK (kr)	May 31, 2012 NOK (kr)	Dec. 31, 2017 NOK (kr)	Mar. 31, 2011 USD ($)	Dec. 31, 2017 USD ($)
Debt [Line Items]
Aggregate principal amount	$ 350,000
Debt instrument outstanding amount											$ 438,827
Notes Due May 2024
Debt [Line Items]
Debt instrument maturity, month and year								2024-05
Aggregate principal amount | kr								kr 204.4
Indebtedness rate							1.25%
Indebtedness sub-tranche premium rate							1.00%
Total capitalization rate							6.13%
Debt instrument outstanding amount | kr									kr 115.0
Debt instrument fixed interest rate								3.88%
September 2013 Senior Unsecured Notes
Debt [Line Items]
Senior note issuable amount under purchase agreement			$ 500,000
Sale of debt outstanding		$ 200,000	$ 300,000
September 2013 Senior Unsecured Notes | Minimum
Debt [Line Items]
Debt instrument maturity, in years									7 years
September 2013 Senior Unsecured Notes | Maximum
Debt [Line Items]
Debt instrument maturity, in years									12 years
August 2011 Senior Unsecured Notes
Debt [Line Items]
Sale of debt outstanding				$ 165,000
August 2011 Senior Unsecured Notes | Minimum
Debt [Line Items]
Debt instrument maturity, in years				8 years
August 2011 Senior Unsecured Notes | Maximum
Debt [Line Items]
Debt instrument maturity, in years				10 years
September 2010 Senior Unsecured Notes
Debt [Line Items]
Sale of debt outstanding										$ 425,000
September 2010 Senior Unsecured Notes | Minimum
Debt [Line Items]
Debt instrument maturity, in years										5 years
September 2010 Senior Unsecured Notes | Maximum
Debt [Line Items]
Debt instrument maturity, in years										12 years
Troms Offshore Supply AS | Notes Due April 2027
Debt [Line Items]
Debt instrument maturity, month and year					2027-04
Aggregate principal amount					$ 31,300
Debt instrument bearing floating interest rate					2.92%
Indebtedness rate					1.00%
Indebtedness sub-tranche premium rate					1.00%
Total capitalization rate					492.00%
Debt instrument outstanding amount											25,500
Troms Offshore Supply AS | Notes Due January 2027
Debt [Line Items]
Debt instrument maturity, month and year						2027-01
Aggregate principal amount						$ 29,500
Debt instrument bearing floating interest rate						2.91%
Indebtedness rate						1.00%
Indebtedness sub-tranche premium rate						1.00%
Total capitalization rate						4.91%
Debt instrument outstanding amount											23,300
Troms Offshore Supply AS | Notes Due January 2026
Debt [Line Items]
Debt instrument maturity, month and year							2026-01
Aggregate principal amount | kr							kr 300.0
Indebtedness rate							1.25%
Indebtedness sub-tranche premium rate							1.00%
Total capitalization rate							4.56%
Debt instrument outstanding amount									kr 212.5		$ 26,000
Troms Offshore Supply AS | Notes Due January 2026 | Minimum
Debt [Line Items]
Debt instrument bearing floating interest rate							231.00%
Troms Offshore Supply AS | Plan of Reorganization | Senior Secured Notes
Debt [Line Items]
Plan effective date	Jul. 31, 2017
Modification description of debt instrument	(i) reduce by 50% the required principal payments due from the Effective Date through March 31, 2019, (ii) modestly increase the interest rates on amounts outstanding through April 2023, and (iii) provide for security and additional guarantees, including (a) mortgages on six vessels and related assignments of earnings and insurances, (b) share pledges by Troms Offshore and certain subsidiaries of Troms Offshore, and (c) guarantees by certain subsidiaries of Troms Offshore.
Percentage of required principal payments due from effective date	50.00%
Number of vessels mortgaged | Vessel	6